Note 2 - Summary of Significant Accounting Policies - Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (69)	$ (712)
Shares used in computing basic loss per share (in shares)	3,803,331	3,803,331
Potentially dilutive shares from stock options (in shares)
Shares used in computing diluted loss per share (in shares)	3,803,000	3,803,000
Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.19)